WARRANT LIABILITY (Details Narrative) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Oct. 03, 2024	Oct. 03, 2023
Seies B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share	$ 0.02	$ 5.65		$ 22.40
Seies C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share	0.98	6.40		$ 29.60
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share	$ 0.94	$ 6.34	$ 29.40